Insurance Claim Reserves	3 Months Ended
Mar. 31, 2017
Insurance Claim Reserves disclosure
Insurance Claim Reserves disclosure [Text Block]

6.                                      INSURANCE CLAIM RESERVES

Claims and claim adjustment expense reserves were as follows:

(in millions)	March 31, 2017	December 31, 2016
Property-casualty	$48,301	$47,929
Accident and health	19	20

Total	$48,320	$47,949

The following table presents a reconciliation of beginning and ending property casualty reserve balances for claims and claim adjustment expenses for the three months ended March 31, 2017 and 2016:

(for the three months ended March 31, in millions)	2017	2016

Claims and claim adjustment expense reserves at beginning of year	$47,929	$48,272
Less reinsurance recoverables on unpaid losses	7,981	8,449

Net reserves at beginning of year	39,948	39,823

Estimated claims and claim adjustment expenses for claims arising in the current year	4,126	3,843
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(50)	(149)

Total increases	4,076	3,694

Claims and claim adjustment expense payments for claims arising in:
Current year	887	789
Prior years	2,812	2,563

Total payments	3,699	3,352

Unrealized foreign exchange loss	34	102

Net reserves at end of period	40,359	40,267
Plus reinsurance recoverables on unpaid losses	7,942	8,351

Claims and claim adjustment expense reserves at end of period	$48,301	$48,618

Gross claims and claim adjustment expense reserves at March 31, 2017 increased by $372 million from December 31, 2016, primarily reflecting the impacts of (i) higher volumes of insured exposures and loss cost trends for the current accident year and (ii) catastrophe losses incurred in the first quarter of 2017, partially offset by the impacts of (iii) payments related to operations in runoff and (iv) net favorable prior year reserve development.

Reinsurance recoverables on unpaid losses at March 31, 2017 decreased by $39 million from December 31, 2016, primarily reflecting the impact of cash collections in the first three months of 2017.

Prior Year Reserve Development

The following disclosures regarding reserve development are on a “net of reinsurance” basis.

For the three months ended March 31, 2017 and 2016, estimated claims and claim adjustment expenses incurred included $50 million and $149 million, respectively, of net favorable development for claims arising in prior years, including $81 million and $180 million, respectively, of net favorable prior year reserve development impacting the Company’s results of operations and $13 million of accretion of discount in each period.

Business Insurance. Net favorable prior year reserve development in the first quarter of 2017 totaled $61 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the workers’ compensation product line for multiple accident years and (ii) the general liability product line for both primary and excess coverages for accident years 2009 and prior as well as accident year 2014, partially offset by (iii) net unfavorable prior year reserve development in the Company’s international operations in Europe due to the U.K. Ministry of Justice’s recent “Ogden” discount rate adjustment applied to lump sum bodily injury payouts.  Net favorable prior year reserve development in the first quarter of 2016 totaled $74 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the workers’ compensation product line for excess coverages for accident years 2006 and prior, (ii) the general liability product line, primarily related to excess coverages for accident years 2011 and 2013 and (iii) the commercial automobile product line for accident years 2010 and prior, as well as in the Company’s international operations in Europe.

Bond & Specialty Insurance.  Net favorable prior year reserve development in the first quarter of 2017 totaled $14 million.  Net favorable prior year reserve development in first quarter 2016 totaled $66 million, primarily driven by better than expected loss experience in the Company’s domestic operations in the surety product line for accident years 2012 through 2014.

Personal Insurance.  Net favorable prior year reserve development in the first quarter of 2017 totaled $6 million.  Net favorable prior year reserve development in first quarter 2016 totaled $40 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the Homeowners and Other product line for liability coverages for accident year 2014 and (ii) in the Automobile product line for accident year 2014, as well as in the Company’s international operations in Canada.